FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         March 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):         [   ] is a restatement.
                                                [   ] adds new holding
                                                      entries.

Institutional Investment Manager Filing this Report:

Name:       Marietta Investment Partners, LLC
Address:    100 East Wisconsin Avenue, Suite 2650
            Milwaukee, WI 53202

Form 13F File Number:         28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:             Christine M. Smyth
Title:            Development Director and Chief Compliance Officer
Phone:            (414) 289-9080
Signature, Place, and Date of Signing:



/s/ Christine M. Smyth    Milwaukee, Wisconsin     4/23/07
-----------------------  ----------------------  -----------
       (Signature)            (City, State)        (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         99

Form 13F Information Table Value Total:   $167,079 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                                 March 31, 2007

                                                                                                  Voting Authority
                                                                                               ----------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Othr
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs Sole     Shared None
---------------------------    -------------  --------- -------- ------- --- ---- ------- ---- -------  ------ ------
3M CO.                         COM            88579Y101    1,112  14,550 SH       Sole           14,550
ABBOTT LABS                    COM            002824100    1,516  27,175 SH       Sole           27,175
ADOBE SYS INC.                 COM            00724F101    3,601  86,360 SH       Sole           57,540        28,820
ALTRIA GROUP INC.              COM            02209S103    1,094  12,455 SH       Sole           12,055           400
APACHE CORP.                   COM            037411105    2,380  33,670 SH       Sole           21,420        12,250
APPLE COMPUTER INC.            COM            037833100      367   3,945 SH       Sole            3,945
ARCADIA RES INC.               COM            039209101      147  74,200 SH       Sole           74,200
BANK OF AMERICA CORP.          COM            060505104      473   9,263 SH       Sole            8,763           500
BAXTER INTL INC.               COM            071813109      269   5,105 SH       Sole            4,905           200
BERKSHIRE HATHAWAY INC.        CL A           084670108    1,744      16 SH       Sole               16
BERKSHIRE HATHAWAY INC.        CL B           084670207    2,311     635 SH       Sole              623            12
BHP BILLITON LTD.              SPONSORED ADR  088606108    2,723  56,210 SH       Sole           37,750        18,460
BOEING CO.                     COM            097023105    3,154  35,475 SH       Sole           24,805        10,670
BP PLC                         SPONSORED ADR  055622104    1,566  24,182 SH       Sole           24,182
BRIGGS & STRATTON CORP.        COM            109043109      636  20,600 SH       Sole           20,600
BRISTOL MYERS SQUIBB           COM            110122108      414  14,921 SH       Sole           14,921
CAMPBELL SOUP CO.              COM            134429109      456  11,700 SH       Sole           11,700
CHEVRON CORP NEW               COM            166764100    2,124  28,715 SH       Sole           25,715         3,000
CHINA PETE & CHEM CORP.        SPON ADR H SHS 16941R108    1,794  21,235 SH       Sole           12,305         8,930
CISCO SYS INC.                 COM            17275R102      358  14,040 SH       Sole           13,340           700
CITIGROUP INC.                 COM            172967101      901  17,551 SH       Sole           17,551
COACH INC.                     COM            189754104    2,359  47,142 SH       Sole           47,142
COCA COLA CO.                  COM            191216100      223   4,645 SH       Sole            4,645
COGNIZANT TECH SOLUTNS         CL A           192446102    3,983  45,120 SH       Sole           30,480        14,640
COLGATE PALMOLIVE CO.          COM            194162103    2,195  32,865 SH       Sole           19,665        13,200
CONOCOPHILLIPS                 COM            20825C104      395   5,786 SH       Sole            5,786
DANAHER CORP DEL               COM            235851102    3,738  52,310 SH       Sole           36,165        16,145
DOMINION RES VA NEW            COM            25746U109      838   9,442 SH       Sole            9,442
DOW CHEM CO.                   COM            260543103      936  20,400 SH       Sole           20,400
DU PONT E I DE NEMOURS         COM            263534109      875  17,700 SH       Sole           17,700
EMERSON ELEC CO.               COM            291011104    3,261  75,680 SH       Sole           56,580        19,100
EXXON MOBIL CORP.              COM            30231G102    5,619  74,475 SH       Sole           70,725         3,750
FASTENAL CO.                   COM            311900104    1,146  32,700 SH       Sole           32,700
FISERV INC.                    COM            337738108    2,371  44,687 SH       Sole           44,587           100
FRANKLIN RES INC.              COM            354613101    2,747  22,735 SH       Sole           15,795         6,940
GENENTECH INC COM NEW          COM            368710406    2,694  32,810 SH       Sole           27,910         4,900
GENERAL ELEC CO.               COM            369604103    5,285 149,461 SH       Sole          121,927        27,534
GILEAD SCIENCES INC.           COM            375558103    3,371  43,985 SH       Sole           32,705        11,280
GOLDMAN SACHS GROUP            COM            38141G104    5,952  28,805 SH       Sole           23,135         5,670
GRANT PRIDECO INC.             COM            38821G101      380   7,619 SH       Sole            7,619
GRUPO TELEVISA SA DE           SP ADR REP ORD 40049J206    1,548  51,930 SH       Sole           40,430        11,500
ILLINOIS TOOL WKS INC.         COM            452308109      423   8,200 SH       Sole            6,500         1,700
INTERNATIONAL BUSINESS MACHS C COM            459200101      428   4,545 SH       Sole            4,545
ISHARES TR                     DJ SEL DIV INX 464287168      958  13,410 SH       Sole           13,410
ISHARES TR                     RUSSELL 1000   464287622      581   7,505 SH       Sole            5,675         1,830
ISHARES TR                     RUSSELL1000GRW 464287614    1,066  19,160 SH       Sole           15,960         3,200
ISHARES TR                     RUSSELL MCP GR 464287481      675   6,305 SH       Sole            5,730           575
ISHARES TR                     S&P SMLCAP 600 464287804      237   3,496 SH       Sole            3,496
JOHNSON & JOHNSON              COM            478160104    1,169  19,405 SH       Sole           19,405
JOHNSON CTLS INC.              COM            478366107      684   7,226 SH       Sole            7,226
JPMORGAN CHASE & COMPANY       COM            46625H100    1,779  36,768 SH       Sole           35,818           950
KIMBERLY CLARK CORP.           COM            494368103    1,768  25,810 SH       Sole           25,810
KOHLS CORP.                    COM            500255104    2,101  27,424 SH       Sole           27,324           100
LAUREATE EDUCATION INC.        COM            518613104      586   9,935 SH       Sole            9,935
LINCOLN NATL CORP IND          COM            534187109      235   3,460 SH       Sole            3,185           275
MANPOWER INC.                  COM            56418H100      841  11,400 SH       Sole           11,400
MARSHALL & ILSLEY CORP.        COM            571834100    1,877  40,530 SH       Sole           40,530
MCGRAW HILL COS INC.           COM            580645109    2,532  40,260 SH       Sole           28,605        11,655
MEDCO HEALTH SOLUTIONS         COM            58405U102      890  12,276 SH       Sole           12,276
MEDTRONIC INC.                 COM            585055106    2,753  56,122 SH       Sole           41,122        15,000
MGIC INVT CORP WIS             COM            552848103    1,573  26,700 SH       Sole           26,700
MICROSOFT CORP.                COM            594918104    1,025  36,787 SH       Sole           30,387         6,400
MIDCAP SPDR TR                 UNIT SER 1     595635103      359   2,325 SH       Sole            2,325
MOTOROLA INC.                  COM            620076109      456  25,820 SH       Sole           25,020           800
NATIONAL OILWELL VARCO         COM            637071101      663   8,520 SH       Sole            7,945           575
NATIONAL PRESTO INDS           COM            637215104      335   5,437 SH       Sole            5,437
NEWMONT MINING CORP.           COM            651639106      253   6,034 SH       Sole            6,034
NORDSTROM INC.                 COM            655664100    3,989  75,350 SH       Sole           53,525        21,825
NOVARTIS A G                   SPONSORED ADR  66987V109    2,279  41,710 SH       Sole           27,780        13,930
NOVO-NORDISK A S               ADR            670100205    2,767  30,564 SH       Sole           21,254         9,310
OMNICOM GROUP                  COM            681919106    2,545  24,860 SH       Sole           17,665         7,195
ORACLE CORP.                   COM            68389X105      233  12,850 SH       Sole           12,400           450
PEPSICO INC.                   COM            713448108    5,133  80,752 SH       Sole           67,702        13,050
POLO RALPH LAUREN CORP.        CL A           731572103    2,467  27,985 SH       Sole           20,140         7,845
PPG INDS INC.                  COM            693506107      356   5,064 SH       Sole            5,064
PRICE T ROWE GROUP INC.        COM            74144T108    3,886  82,355 SH       Sole           58,980        23,375
PROCTER & GAMBLE CO.           COM            742718109    5,336  84,489 SH       Sole           68,039        16,450
PROLOGIS                       SH BEN INT     743410102      267   4,112 SH       Sole            3,987           125
PRUDENTIAL FINL INC.           COM            744320102      241   2,675 SH       Sole            2,575           100
ROCKWELL COLLINS INC.          COM            774341101    4,280  63,950 SH       Sole           48,845        15,105
ROYAL DUTCH SHELL PLC          SPON ADR A     780259206    1,757  26,500 SH       Sole           26,500
SARA LEE CORP.                 COM            803111103      564  33,320 SH       Sole           33,320
SCHLUMBERGER LTD.              COM            806857108    2,340  33,860 SH       Sole           26,990         6,870
SELECT SECTOR SPDR TR          SBI HEALTHCARE 81369Y209      262   7,800 SH       Sole            3,800         4,000
SNAP ON INC.                   COM            833034101      541  11,248 SH       Sole           11,248
SPDR TR                        UNIT SER 1     78462F103    1,744  12,283 SH       Sole            5,483         6,800
STARWOOD HOTELS&RESORT         COM            85590A401    2,200  33,920 SH       Sole           19,100        14,820
STATE STREET CORP.             COM            857477103    3,504  54,115 SH       Sole           37,150        16,965
STRATTEC SEC CORP.             COM            863111100      209   4,868 SH       Sole            4,868
TELENOR ASA                    SPONSORED ADR  87944W105      232   4,360 SH       Sole            3,760           600
TEXAS INSTRUMENTS INC.         COM            882508104    3,477 115,511 SH       Sole           79,806        35,705
TRANSOCEAN, INC.               ORD            G90078109    1,852  22,664 SH       Sole           16,544         6,120
US BANCORP DEL COM NEW         COM            902973304    2,636  75,383 SH       Sole           75,383
WALGREEN CO.                   COM            931422109    1,442  31,414 SH       Sole           30,614           800
WEATHERFORD INTL LTD.          COM            G95089101    1,010  22,400 SH       Sole           22,400
WELLS FARGO CO.                COM            949746101      296   8,600 SH       Sole            8,600
WEYERHAEUSER CO.               COM            962166104      336   4,500 SH       Sole            4,500
WISCONSIN ENERGY CORP.         COM            976657106      203   4,185 SH       Sole            4,185
ZIMMER HOLDINGS INC W/I        COM            98956P102    3,392  39,719 SH       Sole           27,589        12,130
REPORT SUMMARY                  99                       167,079